AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 2003
                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
      Pre-Effective Amendment No.  ____                                    [ ]
      Post-Effective Amendment No. ____                                    [ ]
                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. __
                        (CHECK APPROPRIATE BOX OR BOXES.)

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              4600 Wells Fargo Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             Paul E. Rasmussen, Esq.
                                Sit Mutual Funds
                4600 Wells Fargo Center, 90 South Seventh Street
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        Suite 1500, 50 South Sixth Street
                           Minneapolis, MN 55402-1498

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this
                                              Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        [ ]     immediately upon filing pursuant to paragraph (b)
        [ ]     on (specify date) pursuant to paragraph (b)
        [ ]     60 days after filing pursuant to paragraph (a)(1)
        [ ]     on (specify date) pursuant to paragraph (a)(1)
        [ ]     75 days after filing pursuant to paragraph (a)(2)
        [ ]     on (specify date) pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
   Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                                                                           DRAFT
                                                    FOR DISCUSSION PURPOSES ONLY
                                                                        10/14/03
                                   Prospectus

                          Florida Tax-Free Income Fund
                                December 31, 2003







                                SIT MUTUAL FUNDS

                         A Family of 100% No-Load Funds

                   Each Sit Fund is 100% no-load, which means
                  that you pay no sales charges or 12b-1 fees.





[CHART]













Be sure to read this Prospectus before you invest and keep it on file for future reference. If you have a question about any part of the Prospectus, please call 1-800-332-5580 or visit our website at www.sitfunds.com.


[LOGO]

SIT MUTUAL FUNDS
Florida Tax-Free Income Fund
Prospectus
December 31, 2003











THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

INTRODUCTION                                                          1

FUND SUMMARY
         Investment Objective                                         1
         Principal Investment Strategies                              2
         Principal Investment Risks                                   3
         Performance                                                  4
         Fees and Expenses                                            4

FUND MANAGEMENT
         Investment Adviser                                           5
         Portfolio Management                                         5
         Distributor                                                  5
         Custodian                                                    5
         Transfer Agent                                               5

SHAREHOLDER INFORMATION
         Share Price                                                  6
         When Orders are Effective                                    6
         Investing Through a Third Party                              6
         Other Account Policies                                       7
         Purchasing Shares                                            8
         Selling Shares                                               9
         General Rules for Purchasing & Selling Shares               10
         Dividends and Distributions                                 11
         Taxes                                                       11
         Retirement and Other Tax-Deferred Accounts                  12
         Mailing of Regulatory Documents                             12
         Privacy Policy                                              12

ADDITIONAL INFORMATION
         Other Securities, Investment Practices, and Policies        13
         Financial Highlights                                        13
         For More Information                                back cover

Introduction

SIT MUTUAL FUNDS ARE A FAMILY OF NO-LOAD MUTUAL FUNDS OFFERING A SELECTION OF FUNDS TO INVESTORS. EACH FUND HAS A DISTINCTIVE INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

This Prospectus describes the Florida Tax-Free Income Fund which is part of the Sit Mutual Fund family. The descriptions on the following pages may help you decide whether the Fund best fits your investment goals. Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

The Fund Summary section describes the principal strategies used by the Fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the fees and expenses of the Fund.

Fund Summary

INVESTMENT OBJECTIVE

The Fund seeks high current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.


PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax. Florida does not impose an individual income tax. Dividends paid by the Fund to corporate shareholders will be subject to Florida corporate income tax.

During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 10% of its assets in securities that generate interest income subject to federal alternative minimum tax ("AMT"). Investors subject to AMT treat the Fund's income subject to AMT as an item of tax preference in computing their alternative minimum taxable income.

The Fund substantially invests in municipal securities issued by the state of Florida and its political subdivisions. The Fund invests in both general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality, and in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities which include single family and multi-family mortgage revenue bonds, and in revenue bonds of health care related facilities. The Fund also invests in community development district bonds. Community development districts are special purpose taxing and development districts that issue special assessment and revenue bonds to fund infrastructure projects within the development district.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund's adviser. Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 30% of its assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Fund's investment adviser, but the Fund may not invest in securities rated lower than B3 by Moody's Investors Service, or B- by Standard and Poor's or Fitch Ratings or, if unrated, determined by the Fund's investment adviser to be of comparable quality.

In selecting securities for the Fund, Fund managers seek securities providing high current tax-exempt income. In making purchase and sales decisions for the Fund, the Fund managers consider their economic outlook and interest rate forecast, as well as their evaluation of a security's structure, credit quality, yield, maturity, and liquidity. Fund managers attempt to maintain an average effective duration for the portfolio of approximately 3 to 8 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. The Fund's dollar-weighted average maturity will, under normal market conditions, range between 14 and 20 years. However, since the Fund's securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Fund managers believe that the Fund's average effective duration is a more accurate measure of the Fund's price sensitivity to changes in interest rates than the Fund's dollar-weighted average maturity.

PRINCIPAL INVESTMENT RISKS
All investments carry some degree of risk which will affect the value of the Fund's investments, investment performance and price of its shares. As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. The principal risks of investing in the Fund include:

> Interest Rate Risk: An increase in interest rates may lower the Fund's value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities.

> Credit Risk: The issuers or guarantors of securities owned by the Fund may default on the payment of principal or interest or on other obligations to the Fund, or experience a decline in credit quality, causing the value of the Fund to decrease.

> Revenue Bond Risk: The revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.

> Income Risk: The income you earn from the Fund may decline due to declining interest rates.

> Management Risk: A strategy used by the investment management team may not produce the intended results.

> Call Risk: Many bonds may be redeemed ("called") at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

> Nondiversification Risk: The Fund is nondiversified, as is typical of single-state funds. This means that it may invest in a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

> Health Care and Housing Sector Risk: Because the Fund may invest a significant portion of its assets in health care and housing bonds, the Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors.

> Political, Economic and Tax Risk: Because the Fund invests primarily in municipal securities issued by the state of Florida and its political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in Florida. Since the Fund primarily invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.

> Florida State Specific Risk: Because the Fund invests primarily in Florida municipal securities it will be more exposed to negative political or economic factors in Florida than a fund that invests more widely. Florida's economy is largely composed of services, trade, construction, agriculture, manufacturing and tourism. The exposure to these industries, particularly tourism, leaves Florida vulnerable to an economic slowdown associated with business cycles. When compared with other states, Florida has a proportionately greater retirement age population, and property income (dividends, interest and rent) and transfer payments (including social security and pension benefits) are a relatively more important source of income. Proportionately greater dependency on these revenues leaves the state vulnerable to a decline in these revenues. Furthermore, because of Florida's rapidly growing population, corresponding increases in state revenue will be necessary during the next decade to meet increased burdens on the various public and social services provided by the state. From time to time, Florida and its political subdivisions have encountered financial difficulties.

> High-Yield Risk: The Fund may invest up to 30% of its assets in municipal securities rated below investment-grade. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness.



PERFORMANCE
The Fund's inception was December 31, 2003, therefore there is no performance information to report at this time. For current performance and yield information, please call 1-800-332-5580 or visit www.sitfunds.com.


FEES AND EXPENSES
This table shows fees and expenses that you may pay if you buy and hold shares of the Fund. All Sit Mutual Funds are no-load investments, so you will NOT pay any shareholder fees such as sales loads or exchange fees when you buy or sell shares of the Fund. However, when you hold shares of the Fund, you indirectly pay a portion of the Fund's operating expenses. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (fees paid directly from your investment)            None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
         Management Fees                                              .80%
         Distribution Fees (12b-1)                                    None
         Other Expenses                                               None
                                                                      ----
         Total Annual Fund Operating Expenses                         .80%


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

It assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

      1-Year          3-Years      5-Years    10-Years
        $82            $256         $446        $993

Fund Management
INVESTMENT ADVISER
Sit Investment Associates, Inc. (the "Adviser"), 90 South Seventh Street, Suite 4600, Minneapolis, Minnesota 55402, is the Fund's investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2003, the Adviser and its affiliates had approximately $6.2 billion in assets under management, including approximately $1.5 billion for the Sit Mutual Funds. Under an Investment Management Agreement between the Fund and the Adviser (the "Agreement"), the Adviser manages the Fund's business and investment activities, subject to the authority of the board of trustees. The Agreement requires the Adviser to bear all of the Fund's expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. The Fund pays the Adviser a fee for its services equal to .80% per year of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT
The Fund's investments are managed by a team of persons associated with the Adviser. Michael C. Brilley, Debra A. Sit, and Paul J. Jungquist are Portfolio Managers for the Adviser and oversee the day-to-day investment decisions for the Fund. Mr. Brilley has been with the Adviser since 1984 and is currently a Senior Vice President. He has been with the Funds since their inceptions. Ms. Sit has been with the Adviser since 1987 and is currently a Vice President. Mr. Jungquist has been with the adviser since 1994 and is currently a Vice President of the Adviser's subsidiary.

DISTRIBUTOR
SIA Securities Corp. (the "Distributor"), an affiliate of the Adviser, is the distributor for the Fund. The Distributor markets the Fund shares only to certain institutional and individual investors and all other sales of the Fund's shares are made by the Fund. The Distributor or the Adviser may enter into agreements under which various brokerage firms provide administrative services for customers who are beneficial owners of shares of the Fund. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Fund.

CUSTODIAN
The Northern Trust Company, located at 50 South LaSalle Street, Chicago, IL 60675, is the Custodian for the Fund. The Custodian holds the Fund's securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties.

TRANSFER AGENT
PFPC Inc., located at 4400 Computer Drive, Westboro, MA 01581, is the Transfer Agent for the Fund. The Transfer Agent processes purchase orders, redemption orders, and handles all related shareholder accounting services.

Shareholder Information

SHARE PRICE
Your price for purchasing, selling, or exchanging shares is based on the Fund's net asset value (NAV) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Fund will fluctuate. NAV is based on the market value of the securities in the Fund's portfolio. When market value prices are not readily available, or when an event occurs after the close of the trading market that materially affects the values of securities, fair value is determined in good faith by the Adviser using methods approved by the board of trustees. Short-term debt securities held by the Fund that mature in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security's maturity without regard to fluctuating interest rates.

WHEN ORDERS ARE EFFECTIVE
Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the New York Stock Exchange ("NYSE") is open. PURCHASE, EXCHANGE, AND SALE ORDERS RECEIVED BY THE FUND OR ITS AGENTS PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 3:00 P.M. CENTRAL TIME) ARE PROCESSED AT THE NET ASSET VALUE PER SHARE CALCULATED FOR THAT BUSINESS DAY, EXCEPT PURCHASES MADE TO AN EXISTING ACCOUNT VIA AUTOMATED CLEARING HOUSE, "ACH," ELECTRONIC TRANSFER OF FUNDS. ACH PURCHASES ARE INVESTED AT THE NET ASSET VALUE PER SHARE ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUNDS IF YOU CALL THE FUNDS PRIOR TO THE CLOSE OF THE NYSE. Your bank account will be debited within 1 to 2 business days.

IF YOUR PURCHASE, EXCHANGE, OR SALE ORDER IS RECEIVED AFTER THE CLOSE OF THE NYSE, THE PURCHASE, EXCHANGE OR SALE WILL BE MADE AT THE NET ASSET VALUE CALCULATED ON THE NEXT DAY THE NYSE IS OPEN.


INVESTING THROUGH A THIRD PARTY
There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds. The Fund may be available for purchase through a third party financial institution. If you invest in the Fund through a third party, rather than directly with Sit Mutual Funds, the fees and policies may be different than described in this Prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge commissions and transaction fees and may set different minimum investments or limitations on purchasing or selling shares. Consult a representative of your plan or financial institution if you are unsure of their fees and policies.

OTHER ACCOUNT POLICIES

CHECK WRITING
Check writing is available on the Fund at no cost. You may redeem shares by writing checks in amounts of $250 or more. To use this option, you must complete the check writing section of the application. You will be provided with free checks and you may order additional checks as needed. The check writing privilege is subject to the Fund's procedures and rules, including the "Conditions of Check writing" information found on the account application. The check writing privilege may be terminated or suspended, and/or a fee may be imposed for this service.

A check that you write will be treated as a sale of shares equal to the amount of the check. You will receive a confirmation of the sale and your cancelled check will be returned. You will be entitled to distributions paid on your shares until the check is presented to the Fund for payment.

YOU CANNOT LIQUIDATE YOUR ACCOUNT USING THE CHECK WRITING PRIVILEGE BECAUSE YOUR ACCOUNT BALANCE WILL CHANGE EACH DAY AS A RESULT OF DAILY DIVIDENDS AND FLUCTUATION OF THE NET ASSET VALUE PER SHARE. If you wish to sell all of your shares, see the "Selling Shares" section.

PURCHASE RESTRICTIONS
The Fund may reject or restrict any purchase or exchange order at any time when, in the judgment of management, it is in the best interests of the Fund. For example, it may be in the best interests of the Fund to reject purchase and exchange orders that are short-term or to restrict excessive trading into and out of the Fund, since such orders may harm performance by disrupting portfolio management strategies and increasing expenses.

ACCOUNTS WITH LOW BALANCES
If your account balance in the Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

INVESTOR SERVICE FEES
Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.

PURCHASING SHARES


              TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT
------------------------------------------------ ----------------------------------------
Mail a completed account application and your    Mail a completed investment slip for a     By Mail
check payable to:                                particular fund (which you received in     -------
         Sit Mutual Funds                        your account statement) or a letter of
         P.O. Box 5166                           instruction with a check payable to:
         Westboro, MA 01581-5166
                                                          Sit Mutual Funds
Third party checks or starter checks are not              P.O. Box 5166
accepted for initial purchases.                           Westboro, MA 01581-5166

Please be sure to complete the entire            A letter of instruction must include your
application, including the selection of which    account number, the name(s) of the
Fund(s) you want to purchase.                    registered owner(s) and the Fund(s) that
                                                 you want to purchase.
Prospectuses and account applications may be
viewed and printed from our website,             Starter checks are not accepted for
www.sitfunds.com.                                additional purchases.
------------------------------------------------ -----------------------------------------
Fax a completed account application to Sit       PAYMENT BY WIRE. Instruct your bank to     By Telephone
Mutual Funds at 612-342-2111 and then call us    wire your investment to the Sit Mutual     ------------
at 1-800-332-5580 or 612-334-5888 for a new      Funds using the wire instructions on the
account number and bank wiring instructions.     back of the prospectus. Call us at
                                                 1-800-332-5580 or 612-334-5888 and notify
Instruct your bank to wire your investment to    us of the wire.
us using the wire instructions we have given
you. Your bank may charge a wire fee. Mail the   PAYMENT BY ACH. Call us at 1-800-332-5580
original signed account application to:          or 612-334-5888 to request that a purchase
         Sit Mutual Funds                        be made electronically from your bank
         P.O. Box 5166                           account. The purchase will be effective on
         Westboro, MA 01581-5166                 the next business day following your
                                                 telephone request made prior to the close
NOTE FOR IRA ACCOUNTS: An IRA account cannot     of the NYSE.
be opened over the telephone.
                                                 Before using the ACH feature,
                                                 you must set up the ACH option
                                                 on your initial account
                                                 application or a Change of
                                                 Account Options Form.
------------------------------------------------ -----------------------------------------
You cannot make an initial purchase              You may set up an Automatic Investment     Automatically
automatically.                                   Plan on your initial account application   -------------
                                                 or on a Change of Account
                                                 Options Form. The Plan will
                                                 invest in the selected Fund
                                                 electronically from your bank
                                                 account (via ACH) on any day
                                                 the Funds are open - monthly,
                                                 quarterly or annually.
------------------------------------------------ -----------------------------------------

         PLEASE SEE PAGE 11 FOR ADDITIONAL GENERAL RULES FOR PURCHASING
                              AND SELLING SHARES.


SELLING SHARES
                                    TO EXCHANGE SHARES                             TO SELL SHARES
                          --------------------------------------- -------------------------------------------------
 By Mail                  You may sell shares of one Sit Fund     Mail a written request that includes:
 -------                  and purchase shares of another Sit
                          Fund by mailing a letter of             o Account number,
                          instruction signed by all registered
                          owners of the account to:               o Names and signatures of all registered
                                   Sit Mutual Funds                 owners exactly as they appear on the account,
                                   P.O. Box 5166
                                   Westboro, MA 01581-5166        o Name of Fund and number of shares or
                                                                    dollar amount you want to sell.
                          A letter of instruction must include
                          your account number, the name(s) and    o Medallion signature guarantee(s) if
                          the number of shares or dollar amount     you have requested that the proceeds from the
                          of the Fund(s) you want to sell and       sale be:
                          the name(s) of the Fund(s) you want
                          to purchase.                            o paid to anyone other than the
                                                                    registered account owners,

                                                                  o paid by check and mailed to an address
                                                                    other than the registered address, or

                                                                  o sent via bank wire (currently an $8 fee)
                                                                    to a bank different than the bank authorized
                                                                    by you on your account application.

                                                                  o Supporting legal documents, if required
                                                                    (see "General Rules" on following page)

                                                                  o Method of payment (check, wire
                                                                    transfer, or ACH, see "General Rules" on
                                                                    following page)

                                                                  NOTE FOR IRA ACCOUNTS: Mail a signed IRA
                                                                  Distribution Form to Sit Mutual Funds.
                          --------------------------------------- -------------------------------------------------
 By Telephone             You may sell shares of one Sit Fund     Call us at 1-800-332-5580 or 612-334-5888 and
 ------------             and purchase shares of another Sit      request a sale of shares.
                          Fund by calling us at 1-800-332-5580
                          or 612-334-5888. If you call after      Before selling shares by telephone, you must
                          business hours, you will need your      set up the option on your initial account
                          Personal Identification Number to use   application or a Change of Account Options
                          the automatic telephone system.         Form. Proceeds from the sale will be sent as
                                                                  directed on your application by check, bank
                                                                  wire or ACH. The Funds' bank charges a
                                                                  wire fee to send the proceeds via
                                                                  bank wire (currently $8).

                                                                  NOTE FOR IRA ACCOUNTS: A sale of shares from
                                                                  an IRA account cannot be made over the telephone.
                                                                  Mail a completed IRA Distribution Form to
                                                                  Sit Mutual Funds.
                          --------------------------------------- -------------------------------------------------
 Automatically            You may set up an Automatic Exchange    Shares may be sold through the Automatic
 -------------            Plan on your initial account            Withdrawal Plan (minimum $100) if the Special
                          application or on a Change of Account   Services section of the initial account
                          Options Form. The Plan will sell        application is complete.
                          shares of one Sit Fund and invest in
                          another Sit Fund automatically on any   You may add this option by completing a Change
                          day the Funds are open - either         of Account Options Form, and this option will
                          monthly, quarterly or annually.         begin within 10 days of the Funds' receipt of
                                                                  the form.

                                                                  Proceeds from the sale will be sent as directed
                                                                  on your account application, by check or ACH.
                          --------------------------------------- -------------------------------------------------

                 PLEASE SEE PAGE 11 FOR ADDITIONAL GENERAL RULES
                       FOR PURCHASING AND SELLING SHARES.

GENERAL RULES FOR PURCHASING AND SELLING SHARES


               PURCHASING SHARES                              EXCHANGING SHARES
------------------------------------------------ --------------------------------------------
Shares may be purchased on any day the NYSE is   You may sell shares of one or more Sit
open with a minimum initial investment of        Funds and use the proceeds to buy shares
$5,000 per fund.                                 of another Sit Fund at no cost.

IRA accounts (regular, Roth and SEP) require a   Before making an exchange, please read the
minimum initial investment of $2,000 per fund.   prospectus and consider the investment
                                                 objective of the Fund you are purchasing.
Additional investments in any account must be
at least $100.                                   You may exchange shares by mail, telephone
                                                 or an automatic exchange plan as described
                                                 on page __. You may also exchange shares
                                                 of the Sit Funds on our website at
                                                 www.sitfunds.com.

                                                 An exchange of shares is a sale
                                                 for federal income tax purposes
                                                 and you may have a taxable
                                                 capital gain or loss.
------------------------------------------------ --------------------------------------------

                SELLING SHARES                            RECEIPT OF SALE PROCEEDS
------------------------------------------------ --------------------------------------------
Your sale proceeds will be paid as soon as       You may receive proceeds from the sales of
possible, generally not later than 7 business    your shares in one of three ways:
days after the Funds' receipt of your request
to sell. However, if you purchased shares with   (1) By Mail
nonguaranteed funds, such as a personal check,   Your check will generally be mailed to the
and you sell shares, your sale proceeds          address of record within 7 business days
payment will be delayed until your check         after receipt of your request.
clears, which may take 15 days.
                                                 (2) By Wire
OTHER DOCUMENTS: Under certain circumstances,    Your bank account will generally be
sales of shares may require additional legal     credited within 1 to 2 business days after
documentation, such as sales by estates,         receipt of your request. The Funds' bank
trusts, guardianships, custodianships,           charges a wire fee (currently $8) which
corporations, pension and profit sharing plans   will be deducted from the balance of your
and other organizations.                         account or from the amount being wired if
                                                 your account has been completely redeemed.
MEDALLION SIGNATURE GUARANTEE:  A medallion      The recipient bank may also charge a wire
signature guarantee assures that a signature     fee.
is genuine and protects shareholders from
unauthorized account transactions. A medallion   (3) By ACH
signature guarantee may be obtained from a       Your bank account will generally be
bank, brokerage firm, or other financial         credited within 1 to 2 business days after
institution that is participating in a           receipt of your request. Proceeds from the
medallion program recognized by the Securities   sale of shares from an IRA account cannot
Transfer Association. A notary public stamp      be paid using ACH.
cannot be substituted for a medallion
signature guarantee.
------------------------------------------------ --------------------------------------------


DIVIDENDS AND DISTRIBUTIONS
Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income includes interest earned on bonds and other debt securities and dividends on stocks less operating expenses.

Capital gains, if any, are distributed at least once a year by the Fund. A capital gain occurs if the Fund sells portfolio securities for more than its cost. If you buy Fund shares just before a capital gain distribution, in effect, you "buy the distribution." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. Such requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.


TAXES
Some of the tax consequences of investing in the Fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
The Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the Fund may invest up to 10% of its net assets in municipal securities subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The Fund expects that its distributions will consist primarily of exempt-interest dividends. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from the Fund's net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Florida does not impose an individual income tax. Dividends paid by the Fund to corporate shareholders will be subject to Florida corporate income tax.

FLORIDA INTANGIBLE PERSONAL PROPERTY TAX
It is anticipated that the Fund's shares will be exempt from the Florida intangible personal property tax. Shares of a mutual fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 are exempt from the tax. If a fund's portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations. The Fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1. The Fund therefore expects that the entire value of all Fund shares will be exempt from the intangibles tax.

TAXES ON TRANSACTIONS
The sale or exchange of your shares in the Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, such gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS
Since the Fund is a tax-free fund, it may not be a suitable investments for tax-deferred accounts. Generally, taxes (if any) on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Fund is available for your tax-deferred retirement plan with a $2,000 minimum initial investment and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA and certain 403(b)(7) plans. You should contact the Adviser for specific plan documentation. IRA accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.


MAILING OF REGULATORY DOCUMENTS
The Fund's practice is to "household," or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Fund and the Fund will mail separate regulatory documents to each of your individual accounts within 30 days of your call.


PRIVACY POLICY
We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Additional Information


OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES
The principal investment strategies and risk factors of the Fund are outlined in the section entitled "Fund Summary." Below are brief discussions of certain other investment practices of the Fund and certain additional risks of investing in the Fund. The Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

As described in the Fund Summary section, the Fund has a policy requiring it to invest at least 80% of its net assets in the types of securities suggested by its name. For purposes of this requirement, net assets include the amount of any borrowings for investment purposes.

DURATION
Duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration is one means used to measure interest rate risk. The longer a security's effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 2 years would decrease by 2%, with all other factors being constant. The Adviser uses several methods to compute duration estimates appropriate for particular securities held in the Fund's portfolio. Duration estimates are based on assumptions by the Adviser and subject to a number of limitations. Duration is most useful when interest rate changes are small and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options because the calculation requires assumptions about prepayment rates.

PORTFOLIO TURNOVER
The Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%, however, the Fund anticipates a turnover rate of less than 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may decrease the Fund's yield.

SECURITIES RATINGS
When debt securities are rated by one or more independent rating agencies, the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by Standard & Poor's and Fitch Ratings, and Aaa, Aa, A and Baa by Moody's Investors Services. If a debt security's credit quality rating is downgraded after the Fund's purchase, the Adviser will consider whether any action, such as selling the security, is warranted.

TEMPORARY DEFENSIVE INVESTING
For temporary defensive purposes in periods of unusual market conditions, the Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper, repurchase agreements and taxable obligations. Investing in these temporary investments may reduce the Fund's yield and prevent it from achieving its investment objective.

FINANCIAL HIGHLIGHTS
The Fund's inception was December 31, 2003, therefore there is no financial information to report at this time. For current information, please call 1-800-332-5580 or visit www.sitfunds.com.

FOR MORE INFORMATION
For more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION                                  ANNUAL REPORT
The SAI contains more details about the Fund and its     The Fund's Annual Report will be available after its
investment policies. The SAI is incorporated in this     fiscal year ending March 31, 2004 and will include a
Prospectus by reference.                                 discussion of the market conditions and investment
                                                         strategies that significantly affected the Fund's
                                                         performance.


To request a copy of the documents listed above, or to obtain more information about the Fund:

BY TELEPHONE:                           BY REGULAR MAIL:                      TO WIRE MONEY FOR A PURCHASE:
(800) 332-5580 or                       Sit Mutual Funds                      PNC Bank, Pittsburgh, PA
(612) 334-5888                          P.O. Box 5166                         ABA #031000053
                                        Westboro, MA 01581-5166               Account #86-0690-5556
BY E-MAIL:                                                                    Sit Mutual Funds
info@sitinvest.com                                                            For Further Credit: (shareholder name)
                                        BY EXPRESS MAIL:                      Account Number: (fund name and
ON THE INTERNET:                        Sit Mutual Funds                      account #)
Visit our website at                    4400 Computer Drive
www.sitfunds.com                        Westboro, MA 01581
Visit the SEC website at
www.sec.gov



THE SAI AND THE FUND'S REPORTS MAY ALSO BE REVIEWED AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION IN WASHINGTON, D.C. YOU CAN GET COPIES FREE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE LISTED ABOVE, OR BY MAIL, FOR A FEE, BY CALLING THE SEC AT 1-202-942-8090, BY MAKING AN ELECTRONIC REQUEST AT THE FOLLOWING EMAIL ADDRESS: PUBLIC INFO@SEC.GOV, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.



[LOGO]


1940 ACT FILE NO. 811_____

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                        SIT FLORIDA TAX-FREE INCOME FUND

                       90 South Seventh Street, Suite 4600
                        Minneapolis, Minnesota 55402-4130
                          www.sitfunds.com 800-332-5580
                         info@sitinvest.com 612-334-5888

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Fund's Prospectus. Copies of the Fund's Prospectus may be obtained from the Fund without charge by contacting the Fund's by telephone at (612) 334-5888 or (800) 332-5580 or by mail at 4600 Wells Fargo Center, 90 S.
Seventh Street, Minneapolis, Minnesota 55402-4130, or by visiting the SEC website at www.sec.com. This Statement of Additional Information is dated December 31, 2003, and it is to be used with the Fund's Prospectus dated December 31, 2003.

TABLE  OF  CONTENTS
--------------------------------------------------------------------------------
                                                                         Page
                                                                         ----
FUND BACKGROUND...........................................................2
ADDITIONAL INVESTMENT RESTRICTIONS........................................2
ADDITIONAL INVESTMENT POLICIES & RISKS....................................3
RATINGS OF DEBT SECURITIES...............................................14
SECURITIES LENDING.......................................................16
PORTFOLIO TURNOVER.......................................................17
ADDITIONAL INFORMATION ABOUT SELLING SHARES..............................17
COMPUTATION OF NET ASSET VALUE...........................................18
CALCULATION OF PERFORMANCE DATA..........................................18
MANAGEMENT...............................................................20
INVESTMENT ADVISER.......................................................25
DISTRIBUTOR..............................................................26
BROKERAGE................................................................26
PROXY VOTING.............................................................27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................28
TAXES....................................................................28
FINANCIAL STATEMENTS.....................................................30
OTHER INFORMATION........................................................30
LIMITATION OF TRUSTEE LIABILITY..........................................31
CAPITALIZATION AND VOTING RIGHTS.........................................31
APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS...........................32

FUND BACKGROUND
--------------------------------------------------------------------------------

Sit Mutual Funds are a family of fourteen 100% no-load funds managed by Sit Investment Associates, Inc., (the "Adviser"). This Statement of Additional Information is for the Sit Florida Tax-Free Income Fund (the "Fund").

The Fund is an open-ended fund, and operates as a non-diversified management investment company, as defined in the Investment Company Act of 1940.

The Fund is a series of Sit Mutual Funds Trust (the "Trust") which that was formed as a Delaware statutory trust on October 15, 2003.

ADDITIONAL  INVESTMENT  RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives and investment strategies of the Fund are set forth in the Prospectus under "Fund Summary." Set forth below are the fundamental investment restrictions and policies applicable to the Fund, followed by the non-fundamental investment restrictions and policies. Those restrictions and policies designated as fundamental may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

FUNDAMENTAL INVESTMENT RESTRICTIONS:

The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Invest in real estate, although it may invest in securities which are secured by or represent interests in real estate;
2.   Purchase or sell commodities or commodity contracts;
3. Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
4. Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
5. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
6.   Issue senior securities as defined in the Investment Company Act of 1940;
7. Invest more than 25% of its assets in the securities of issuers in any single industry, except that the Fund may invest without limitation in housing;.
8. Invest less than 80% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax, during normal market conditions; or
9. Invest more than 10% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income subject to regular federal alternative minimum tax (however, during periods of abnormal market conditions, the Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes).

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS:
The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Trustees of the Fund. The Fund will not:

1. Purchase on margin or sell short, except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
3.   Write put options;

4. Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by U.S. territorial possessions;
5. Invest more than 15% of its net assets collectively in all types of illiquid securities; 6. Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing; or
7. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.


ADDITIONAL INVESTMENT POLICIES & RISKS
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES
-------------------------------------------------------------------
The Fund invests in municipal securities. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation, and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

Certain types of municipal bonds are issued to obtain funding for privately operated facilities ("private activity" bonds). Under current tax law, interest income earned by the Fund from certain private activity bonds is an item of "tax preference" which is subject to the alternative minimum tax when received by a shareholder in a tax year during which the shareholder is subject to the alternative minimum tax.

Municipal securities in which the Fund invests include securities that are issued by the state of Florida or its agencies, instrumentalities, municipalities and political subdivisions, or by territories or possessions of the United States. Tax-exempt municipal securities include municipal bonds, municipal notes, municipal commercial paper, and municipal leases.

MUNICIPAL BONDS. The Fund may invest in municipal bonds. Municipal bonds generally have maturities at the time of issuance ranging from one to thirty years, or more. Municipal bonds are issued to raise money for various public purposes. The two principal types of municipal bonds are general obligation bonds and revenue bonds. The Fund may invest in both in any proportion. General obligation bonds are secured by the full faith, credit and taxing power of the issuing municipality and not from any particular fund or revenue source. Revenue bonds are backed only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source and not from the general taxing power.

MUNICIPAL NOTES. The Fund may invest in municipal notes. Municipal notes generally mature in three months to three years.

MUNICIPAL COMMERCIAL PAPER. The Fund may invest in municipal commercial paper. Municipal commercial paper generally matures in one year or less.

MUNICIPAL LEASES. The Fund may invest up to 25% of its net assets in municipal lease obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate in any of the above. In determining leases in which the Fund will invest, the Adviser will carefully evaluate the credit rating of the issuer (and the probable secondary market acceptance of such credit rating). Additionally, the Adviser may require that certain municipal lease obligations be issued or backed by a letter of credit or put arrangement with an independent financial institution.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referendum, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

In addition to the "nonappropriation" risk, municipal leases have additional risk aspects because they represent a type of financing that has not yet developed the depth of marketability associated with conventional bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized "bond counsel," as is customarily required in larger issues of municipal securities.

Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission. Municipal lease obligations held by the Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Fund's Trustees. Under these guidelines, the Adviser will consider factors including, but not limited to 1) whether the lease can be canceled, 2) what assurance there is that the assets represented by the lease can be sold, 3) the issuer's general credit strength (e.g. its debt, administrative, economic and financial characteristics), 4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g. the potential for an "event of non-appropriation"), and 5) the legal recourse in the event of failure to appropriate.

HOUSING AUTHORITY BONDS. The Fund may invest without limitation in obligations of municipal housing authorities which include both single-family and multifamily mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on multifamily housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period of time.

The exclusion from gross income for federal income tax purposes of certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of federal law. These provisions of federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single family mortgage bonds and the income levels of occupants of the housing units financed with the proceeds of the single and multifamily housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single family mortgages and the owners of the rental projects financed with the multifamily housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might not constitute an event of default under the applicable mortgage which might otherwise permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

INDUSTRIAL DEVELOPMENT REVENUE BONDS. The Fund may invest in industrial development revenue bonds. Industrial development revenue bonds are backed by the user of the facilities and the specific revenues of the project to be financed. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities or the credit standing of a third-party guarantor or other credit enhancement participant, if any.


FLORIDA MUNICIPAL SECURITIES
-------------------------------------------------------------------
The financial condition of the State of Florida may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State, its agencies, instrumentalities or sponsored enterprises but also by entities that are not under the control of the State. Adverse developments affecting the State's financing activities, its agencies or its political subdivisions could adversely affect the State's financial condition. Florida law requires that the financial operations of the State be maintained through the General Revenue Fund, trust funds, the Working Capital Fund and the Budget Stabilization Fund. The majority of tax revenues are deposited in the General Revenue Fund. Revenues in the General Revenue Fund which exceed the amount needed for appropriations may be transferred to the Working Capital Fund. State monies are disbursed pursuant to appropriations acts.

The State Constitution mandates the creation and maintenance of a Budget Stabilization Fund, in an amount not less than 5% nor more than 10% of the last complete fiscal year's net revenue collections for the General Revenue Fund. Funds in the Budget Stabilization Fund may only be transferred to the General Revenue Fund to offset a deficit or to provide emergency funding. The Florida Constitution prohibits money in this fund from being committed or obligated for any other purpose.

An amendment to the Florida Constitution adopted in 1994 requires that state revenues collected are limited to state revenues allowed under the Constitution for the prior fiscal year plus an adjustment for growth. "Growth" is an amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed under the Constitution for the prior fiscal year. State revenues collected for any fiscal year in excess of this limit are transferred to the Budget Stabilization Fund until the fund reaches the maximum balance specified in the Constitution, at which time the excess revenues must be refunded to the taxpayers. State revenues allowed for any fiscal year may be increased by a two-thirds vote of the legislature. For purposes of this limitation, state revenues do not include certain categories of revenues including those pledged to state bonds and other payments related to debt.

The Constitution requires the State to have a balanced budget and to raise revenues to defray its operating expenses. The State may not borrow for the purpose of maintaining ordinary operating expenses, but may generally borrow for capital improvements. State law provides for estimating conferences which are generally held twice each year to estimate revenue collections for the next fiscal year.

The State's revenues increased from $43,607.8 million for the fiscal year ended June 30, 2001 to $46,904.7 million for the fiscal year ended June 30, 2002. General revenue collections for fiscal year 2001-02 totaled $19,340.6 million, or $148.4 million more than the last revised estimate made prior to the end of that fiscal year by the Revenue Estimating Conference ("REC").

In March 2002 the REC estimated general revenue collections for fiscal year 2002-03 at $19,867 million. Budgeted general revenue appropriations for fiscal year 2002-03 totaled approximately $20,700 million, which was to be funded by general revenue collections of $19,867 million, $297.3 million in trust fund transfers and $535.7 million from the available Working Capital Fund of $764.9 million. Budget Stabilization Fund reserves were not used to achieve the balanced budget.

The REC met again in November 2002, revised its forecast for the remainder of the fiscal year ending June 30, 2003 and prepared a forecast for the fiscal year ending June 30, 2004. The general revenue collection estimate for the fiscal year ending June 30, 2003 was reduced from $19,867 million to $19,637.4 million, due mainly to the anticipated impact of corporate tax legislation passed by the 2002 Florida Legislature, and intervening changes in economic conditions, resulting in a net negative adjustment of $6.9 million. The minor change in estimates due to economic conditions resulted from lower estimated sales tax collections, which more than offset estimated increases in documentary stamp tax, corporate income tax and intangible collections.

Actual general revenue collections for the six-month period ended December 31, 2002 were $9,130 million, $20 million less than the $9,149.9 million estimated for that period by the REC in November, 2002.

The REC met again in March, 2003 and revised its forecast for the remainder of the fiscal year ending June 30, 2003 and for the fiscal year ending June 30, 2004. The general revenue collection estimate for fiscal year 2002-03 was reduced from $19,637.4 million to $19, 610.4 million, a net negative adjustment of $27 million from the November 2002 forecast. The change in estimates resulted primarily from lower estimated sales tax and estate tax collections, which more than offset estimated increases in documentary stamp tax collections and reductions in tax refunds, particularly in the area of corporate income taxes.

The year-end Working Capital Fund surplus for fiscal year 2002-03 is projected to be $130.2 million and the amount in the Budget Stabilization Fund is expected to remain at $958.9 million.

General revenues in fiscal year 2003-04 are now expected to decrease by 1.6% from the November 2002 estimate to $20,118.7 million, which is $508 million more than the amount currently estimated to be collected in fiscal year 2002-03.

On May 27, 2003, the Florida Legislature passed the General Appropriations Act setting forth the State's budget for the fiscal year ending June 30, 2004. Budgeted appropriations for that fiscal year total $53.5 billion including general revenue appropriations of $21.2 billion and trust fund appropriations of approximately $32.3 billion. Total appropriations for the fiscal year ending June 30, 2004 are $3.1 billion or 6.2% greater than the appropriations for the fiscal year ending June 30, 2003. General revenue spending is budgeted to increase by $560 million or 2.8% over prior year general revenue spending. However, the Appropriations Act is not final. Individual items within the budget are subject to the Governor's veto. The final budget is also subject to downward adjustment during the fiscal year to ensure no budget shortfall occurs.

The State's budget is required to be kept in balance from current revenues each fiscal year. The general fund budget for the fiscal year ending June 30, 2004 is expected to be funded with general revenue collections of approximately $20.1 billion, "cash sweeps" of existing trust fund balances of approximately $708 million, redirection to trust fund revenues to general revenues of approximately $149 million, expected collections from a tax amnesty program of $67 million and other miscellaneous general revenues. The State's constitutionally required Budget Stabilization Fund reserve of approximately $959 million has not been used to fund the budget for the fiscal year ending June 30, 2004. Additionally, the fiscal year end estimated Working Capital Fund balance for the fiscal year ending June 30, 2003 is expected to increase from $130 million to approximately $955 million by the end of the fiscal year ending June 30, 2004 due primarily to Florida's portion of additional Federal aid to States contained in the recently enacted Federal Jobs and Growth Tax Relief Reconciliation Act of 2003 which was not appropriated by the State's current year budget.

The Constitution of the State of Florida limits the right of the State and its local governments to tax. The Constitution requires the State to have a balanced budget and to raise revenues to defray its operating expenses. The State may not borrow for the purpose of maintaining ordinary operating expenses, but may generally borrow for capital improvements.

There are a number of methods by which the State of Florida may incur debt. The State may issue bonds backed by the State's full faith and credit to finance or refinance certain capital projects authorized by its voters. The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed 50% of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust. The State also may issue certain bonds backed by the State's full faith and credit to finance or refinance pollution control, solid waste disposal and water facilities for local governments, rights of way acquisition and bridge construction, county roads, school districts and capital public education projects without voter authorization. Although these bonds are not subject to the above-referenced debt limitation, each program has debt service coverage tests, which must be met prior to issuance. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State's authorities, agencies, instrumentalities or sponsored enterprises. Payments of debt service on State bonds backed by the State's full faith and credit and State-guaranteed bonds and notes are legally enforceable obligations of the State. Revenue bonds to finance or refinance certain capital projects also may be issued by the State of Florida without voter authorization. However, revenue bonds are payable solely from funds derived directly from sources other than state tax revenues.

Other entities issue bonds and incur long term obligations secured by State revenues and include, among others, the Tobacco Settlement Financing Corporation with the power to issue up to $3 billion in revenue bonds to purchase the State's interest in the tobacco litigation settlement agreement and the Florida Water Pollution Control Financing Corporation with the power to issue bonds up to $100 million in the 2002-03 fiscal year to finance projects through the State's Department of Environmental Protection.

As of June 30, 2001 full faith and credit bonds totaled $9.43 billion and revenue bonds totaled $8.87 billion for a total debt of $18.3 billion. Full faith and credit debt per capita was $574.97. In the 2000-01 fiscal year, debt service as a percent of Governmental Fund expenditures was 1.8%. In recent years debt issuance for the State has been increasing.

Debt increased $955 million in the 2001-02 fiscal year from $18.3 billion to approximately $19.2 billion. As of June 30, 2002, net tax supported debt made up $15.4 billion for programs supported by State tax revenues and self supporting debt made up $3.8 billion representing debt secured by revenues generated from operating the facilities financed with bonds. The State also had indirect debt totaling $6.6 billion as of June 30, 2001.

The State made a substantial investment in infrastructure over the past ten years, addressing the requirements of a growing population for education, transportation and preserving environmental lands. Total State debt more than doubled over the last ten years increasing from approximately $8.3 billion as of June 30, 1992 to approximately $19.2 billion as of June 30, 2002. The expected future debt issuance over the next ten years totals $11.0 billion. The expected debt issuance does not include any new financing programs to fund constitutional mandates such as class size reduction or high speed rail. The State faces significant challenges for funding these potentially expensive constitutional initiatives.

The State of Florida currently imposes, among other taxes, an ad valorem tax on intangible property and a corporate income tax. The Florida Constitution prohibits the levying of a personal income tax in excess of the amount, which may be allowed to be credited towards any similar tax levied by the United States. Currently there is no Florida personal income tax. Certain other taxes the State of Florida imposes include: (i) an estate or inheritance tax which is limited by the State's Constitution to an amount not in excess of the amount allowed to be credited upon or deducted from Federal estate taxes or the estate taxes of another state; and (ii) a 6% sales tax on most goods and certain services with an option for counties to impose up to an additional 1% sales tax on such goods and services. In addition, counties may assess various discretionary sales surtaxes within the county.

The Constitution reserves the right to charge an ad valorem tax on real estate and tangible personal property to Florida's local governments. All other forms of taxation are preempted to the State of Florida except as may be provided by general law. Motor vehicles, boats, airplanes, trailers, trailer coaches and mobile homes, as defined by law, may be subject to a license tax for their operation, but may not be subject to an ad valorem tax.

Under the Constitution, ad valorem taxes may not be levied in excess of the following millage upon the assessed value of real estate and tangible personal property: for all county purposes, ten mills; for all municipal purposes, ten mills; for all school purposes, ten mills; for water management purposes for the northwest portion of the State, .05 mills; for water management purposes for the remaining portion of the State, one mill; and for all other special districts a millage authorized by law and approved by referendum. When authorized by referendum, the above millage caps may be exceeded for up to two years. Counties, school districts, municipalities, special districts and local governmental bodies with taxing powers may issue bonds to finance or refinance capital projects payable from ad valorem taxes in excess of the above millage cap when approved by referendum. It should be noted that several municipalities and counties have charters that further limit either ad valorem taxes or the millage that may be assessed.

The Florida Constitution limits the assessed value of homestead real property for ad valorem tax purposes to the lower of (A) three percent (3%) of the assessed value for the prior year; or (B) the percentage change in the Consumer Price Index for the preceding calendar year. In addition, no such assessed value shall exceed "just value" and such just value shall be reassessed (notwithstanding the 3% cap) as of January 1 of the year following a change of ownership of the assessed real property.

The Florida legislature has passed a number of mandates which limit or place requirements on local governments without providing the local governments with compensating changes in their fiscal resources. The Florida legislature enacted a comprehensive growth management act which forces local governments to establish and implement comprehensive planning programs to guide and control future development. This legislation prohibits public or private development that does not conform to the locality's comprehensive plan. Local governments may face greater requirements for services and capital expenditures than they had previously experienced if their locality experiences increased growth or development. The burden for funding these potential services and capital expenditures which has been left to the local governments may be quite large.

Florida has grown dramatically since 1980 and as of April 1, 2001 Florida ranked fourth nationally with an estimated population of 16.62 million. The State's population is expected to grow by 299,000 (1.8%) in the fiscal year ending June 30, 2003. Population growth provides stimulus to the State's economic expansion. As of 2000, real property values exceed $1 trillion.

Florida's unemployment rate was 5.3% in December 2002 slightly lower than the year earlier rate of 6.0%. Because the State has an older and proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (social security and pension benefits, among other sources of income) are major sources of income. Tourism is one of Florida's most important industries. According to Visit Florida, the direct support organization for the Florida Commission on Tourism, about 62.3 million people visited the State in 2001 down slightly from the revised 2000 figure of 64.7 million. According to the Florida Statistical Abstract, (University of Florida, Bureau of Economic and Business Research, 2002) during the 2001-02 fiscal year, the State licensed 4,737 hotels and motels with 392,2763 total units. During the same period, 39,431 food service establishments were licensed, with seating capacity of 3,349,806. Visitors to the State's public parks and recreation areas totaled 17,734,774 for the 2001-02 fiscal year, an 2.3% decrease from the prior year.

Florida's location lends itself to international trade and travel. The State's international merchandise trade (imports and exports) $70.96 billion in 2001. The State's exports declined by 3.8% and imports by 3.9% in 2001, while the nation's exports declined by 6.3% and imports by 6.2% during the same period. The State's top five exports for 2001 were machinery, electrical machinery, optical and medical instruments, motor vehicles and knit apparel, and the top five imports were motor vehicles, apparel, aircraft and spacecraft, electrical machinery and mineral fuel and oil. The State's top trading partners in 2001 were Brazil, the Dominican Republic, Japan, Honduras and Venezuela.

Transportation of goods and passengers is facilitated by Florida's integrated transportation system. The State has 116,442 miles of roads, 13 freight railroads with 2,887 miles of track, and AMTRAK passenger train service. There are 23 fixed route transit systems and 828 aviation facilities, of which 131 are available for public use; 20 provide scheduled commercial service and 13 provide international service. Florida also has 14 deep-water ports, 9 major shallow water ports, and 4 significant river ports, many of which are interconnected by the State's inland waterway system.

The payment on most Florida municipal instruments held by the Florida Tax-Free Income Fund will depend upon the issuer's ability to meet its obligations. If the State or any of its political subdivisions were to suffer serious financial difficulties jeopardizing their ability to pay their obligations, the marketability of obligations issued by the State or localities within the State, and the value of the Florida Tax-Free Income Fund portfolio, could be adversely affected.

Future Florida and federal tax legislation (see TAXES), including rate reductions, could adversely affect the value and marketability of Florida tax-exempt obligations that are held by the Fund.


BANK OBLIGATIONS
-------------------------------------------------------------------
The Fund may invest in bank obligations. These include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations.

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. The Fund may invest in Eurodollar certificates of deposit subject to the 25% limitation for concentration in any one industry. Eurodollar certificates of deposit are negotiable deposits denominated in U.S. dollars on deposit with foreign branches of U.S. banks which have a specified maturity.

Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investors' money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market.

In addition, banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund's purchase of variable rate certifies of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

The Fund may invest in time deposits. Time deposits are deposits held in foreign branches of U.S. banks which have a specified term or maturity. Time deposits are similar to certificates of deposit, except they are not transferable, and are, therefore, illiquid prior to their maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

The bank money market instruments in which the Fund invests may be issued by U.S. commercial banks, foreign branches of U.S. commercial banks, foreign banks and U.S. and foreign branches of foreign banks. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the Fund's portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Fund only purchases certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Fund are generally in denominations far in excess of the dollar limitations on insurance coverage.

COMMERCIAL PAPER AND
OTHER SHORT-TERM CORPORATE DEBT SECURITIES
-------------------------------------------------------------------
Short-term corporate debt instruments purchased by the Fund for temporary defensive purposes consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

Other short-term corporate debt obligations may include fixed interest rate non-convertible corporate debt securities (i.e., bonds and debentures) with no more than 397 days remaining to maturity at date of settlement.

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES
GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES
-------------------------------------------------------------------
The Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities for temporary defensive purposes. Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities that are issued or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities which the Fund may purchase include the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association. The U.S. Treasury is not obligated by law to provide support to all U.S. government instrumentalities and agencies, and the Fund will invest in securities which are not backed by the full faith and credit of the U.S. Treasury issued by such instrumentalities and agencies only when the Fund's Adviser determines that the credit risk with respect to the instrumentality or agency issuing such securities does not make its securities unsuitable investments for the Fund.

The Fund may purchase securities that are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan.

FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES CONTRACTS, AND
SWAP AGREEMENTS
-------------------------------------------------------------------
The Fund may invest in interest rate futures contracts, index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. As a result of entering into futures contracts, no more than 10% of the Fund's total assets may be committed to margin.

An interest rate futures contract is an agreement to purchase or deliver an agreed amount of debt securities in the future for a stated price on a certain date. The Fund may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

The Fund may purchase and sell exchange traded put and call options on debt securities of an amount up to 5% of its net assets for the purpose of hedging. The Fund may, from time to time, write exchange-traded call options on debt securities, but the Fund will not write put options. A put option (sometimes called a standby commitment) gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.

DESCRIPTION OF FUTURES CONTRACTS. A futures contract sale creates an obligation by the Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. The specific securities delivered or taken, respectively, at settlement date, are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund is required to maintain margin deposits with brokerage firms through which they enter into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Fund will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The CFTC rules provide that a mutual fund does not have to register a "commodity pool" if the Fund uses commodity futures and options positions solely (1) for "bona fide hedging" purposes (as that term is used in the rules and regulations of the CFTC) or (2) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed five percent of the liquidation value of the Fund's portfolio.

RISKS IN FUTURES CONTRACTS. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Adviser may still not result in a successful transaction.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate movements or the time span within which the movements take place. Closing out a futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the "yield curve" is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer-term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates.

RISKS OF OPTIONS. The use of options and options on interest rate futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options and options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Fund's purchase or sale of put or call options and options on futures contracts will be based upon predictions as to anticipated interest rates by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

The Fund may purchase and sell put and call options and options on interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. Options on interest rate futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase or sell securities.

A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset values of the Fund.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS. The Fund may purchase put options on futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, the Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS. The Fund may purchase call options on futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate or index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Fund will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Fund is holding cash. The Fund can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy long-term securities.

The Fund expects that new types of futures contracts, options thereon, and put and call options on securities and indexes may be developed in the future. As new types of instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Fund's quality standards.

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments.

The Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Fund bears the risk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

ZERO COUPON SECURITIES
-------------------------------------------------------------------
The Fund is permitted to invest in zero coupon securities. Such securities are debt obligations that do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches and this accretion (adjusted for amortization) is recognized as interest income. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
-------------------------------------------------------------------
The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid high grade debt obligations equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
-------------------------------------------------------------------
The Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. The Fund's custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Fund's risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Fund could suffer a loss. In addition, the Fund may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities that it has reviewed for credit worthiness to the Fund's trustees at least quarterly for their approval.

ILLIQUID SECURITIES
-------------------------------------------------------------------
The Fund may invest up to 15% of its net assets in all forms of "illiquid securities." An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment is valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Fund's Trustees. Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

VARIABLE AND FLOATING RATE NOTES
-------------------------------------------------------------------
The Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permits the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders.

SIT MONEY MARKET FUND
-------------------------------------------------------------------
The Fund may invest up to 25% of its total net assets in shares of money market funds advised by the Adviser subject to the conditions contained in an exemptive order (the "Exemptive Order") issued to the Fund and the Adviser by the Securities and Exchange Commission. It is not expected that the Fund will invest in the Money Market Fund pursuant to the Exemptive Order. Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Fund. The Exemptive Order requires the Adviser and its affiliates, in their capacities as service providers for the Money Market Fund, to remit to the Fund, or waive, an amount equal to all fees otherwise due to them under their advisory and other agreements with the Money Market Fund to the extent such fees are based upon a Fund's assets invested in shares of the Money Market Fund. This requirement is intended to prevent shareholders of the Fund from being subjected to double management and other asset-based fees as a result of a Fund's investments in the Money Market Fund.

RATINGS OF DEBT SECURITIES
--------------------------------------------------------------------------------

Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor's Rating Services ("S&P"), and Fitch, Ratings ("Fitch"); or Aaa, Aa, A or Baa by Moody's Investors Services ("Moody's"). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for notes with a demand feature) by Moody's or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Securities rated B by Moody's are considered to generally lack characteristics of a desirable investment and the assurance of interest and principal payments over any long period of time may be small. S&P considers securities rated B to have greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal. DEBT SECURITIES RATED BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. See Appendix A and B for further information about ratings.

The commercial paper purchased by the Fund will consist only of obligations which, at the time of purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P, or F-1 by Fitch, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P.

Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

RISKS OF INVESTING IN HIGH YIELD SECURITIES
-------------------------------------------
The Fund may invest up to 30% of its assets in securities rated below investment-grade. Securities rated below investment-grade are referred to as high yield securities or "junk bonds." Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for junk bonds is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to the creditors of the issuer. While most of the junk bonds in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs. Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

DIVERSIFICATION
-------------------------------------------------------------------
The Fund is a nondiversified investment company as defined in the 1940 Act which means that the Fund is not restricted by the provisions of the 1940 Act with respect to diversification of its investments. However, the Fund intends to comply with the diversification requirements contained in the Internal Revenue Code of 1986. Accordingly, at the end of each quarter of the Fund's taxable year
(a) at least 50% of the market value of the Fund's assets must be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the value of the Fund's total assets can be invested in the securities of any one issuer (other than U.S. Government securities). Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of diversified investment companies.

For purposes of such diversification, the identification of the issuer of tax-exempt securities depends on the terms and conditions of the security. If a State or a political subdivision thereof pledges its full faith and credit to payment of a security, the State or the political subdivision, respectively, is deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of a State or a political subdivision thereof are separate from those of the State or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality is deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or specific project is deemed the sole issuer. If, however, in any of the above cases, a state, political subdivision or some other entity guarantees a security and the value of all securities issued or guaranteed by the guarantor and owned by the Fund exceeds 10% of the value of the Fund's total assets, the guarantee is considered a separate security and is treated as an issue of the guarantor.

CONCENTRATION POLICY
-------------------------------------------------------------------
The Fund will not invest more than 25% of its assets in revenue bonds payable only from revenues derived from facilities or projects within a single industry; however, because other appropriate available investments may be in limited supply, the industry limitation does not apply to housing authority obligations or securities issued by governments or political subdivisions of governments. Appropriate available investments may be in limited supply from time to time in the opinion of the Adviser due to the Fund's investment policy of investing significantly in "investment grade" securities.

SECURITIES LENDING
-------------------------------------------------------------------

The Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the Fund's total assets. The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to the Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Fund will only enter into loan agreements with broker-dealers, banks, and other institutions that the Adviser has determined are creditworthy. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral that the custodian for the Fund's portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to the Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, the Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If the Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect the Fund, the Adviser believes that the potential benefits that may accrue to the Fund as a consequence of securities lending will outweigh any such increase in risk.

PORTFOLIO TURNOVER
-------------------------------------------------------------------

To attain the investment goals of the Fund, the Adviser will usually hold securities for the long-term. However, if weak or declining market values for stocks are anticipated, the Adviser may convert any portion of these Fund assets to cash or short-term securities as a temporary, defensive position.

Generally, the Fund will not trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for the Fund and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. The Fund's turnover rate may vary from year to year. For additional information, refer to the "Brokerage" and "Taxes" sections below. The portfolio turnover rates for the Fund are contained in the Financial Highlights tables in the prospectus.

ADDITIONAL INFORMATION ABOUT SELLING SHARES
--------------------------------------------------------------------------------

SUSPENSION OF SELLING ABILITY
-------------------------------------------------------------------
The Fund may suspend selling privileges or postpone the date of payment:
- During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission ("SEC");
- During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;
-    For such other periods as the SEC may permit.

TELEPHONE TRANSACTIONS
-------------------------------------------------------------------
Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder's address of record or the bank account designated on the application and requiring certain means of telephone identification. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Fund by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

REDEMPTION-IN-KIND
-------------------------------------------------------------------
If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares, consistent with Rule 18(f)(1) of the Investment Company Act of 1940. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.


COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business. The customary national business holidays observed by the New York Stock Exchange and on which the Fund is closed are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays. The net asset value is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of the Fund will fluctuate.

Securities which are traded on an exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day. Lacking a last sale price, a security is generally valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value using methods selected in good faith by the Board of Trustees.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service may utilize matrix pricing and valuation models to derive vaules for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Board of Trustees. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The amortized cost method of valuation will be used only if the Board of Trustees, in good faith, determine that the fair value of the securities shall be their amortized cost value, unless the particular circumstances dictate otherwise.

The net asset value and public offering price per share for the Fund will be calculated as follows:


        (net assets/shares outstanding) = net asset value (NAV) per share = public offering price per share.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

Advertisements and other sales literature for the Fund may refer to cumulative total return, average annual total return and yield. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund may compare its performance with that of other mutual funds, indices and other competing investment and deposit products. The composition of these indices or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also be mentioned in newspapers, magazines, or other media from time to time. The Fund assumes no responsibility for the accuracy of such data.

CUMULATIVE TOTAL RETURN. Total return means cumulative total return and is calculated by finding the cumulative compounded rate of return over the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

              (ERV - P)
       CTR =  (-------) x 100
              (   P   )

       CTR     =   cumulative total return
       ERV     =   ending redeemable value at the end of the period of a
                   hypothetical  $1,000 payment made at the beginning of such period
       P       =   initial payment of $1,000

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 n
           P(1+T)  = ERV

                  P   =     a hypothetical initial payment of $1,000;
                  T   =     average annual total return;
                  n   =     number of years; and
                ERV   =     ending redeemable value at the end of the period
                            of a hypothetical $1,000 payment made at the beginning of such period.

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                   (                   )
                   ((            )6    )
                   (((a - b)     )     )
         Yield = 2 (((-----) + 1 )   -1)
                   ((( cd  )     )     )
                   ((            )     )
                   (                   )

         a = dividends and interest earned during the period;
         b = expenses accrued for the period (net of reimbursements);
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Since the Fund's inception was December 31, 2003, there is no current yield information available as of the date of this Statement of Additional Information.

TAXABLE EQUIVALENT YIELD. The Fund may state a taxable equivalent yield which is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

Since the Fund's inception was December 31, 2003, there is no yield information available as of the date of this Statement of Additional Information.

DISTRIBUTION RATE. The distribution rate is computed by dividing the net investment income distributed to shareholders for a given period divided by the Fund's average net asset value per share for that period, according to the following formula:

           a/)
           /b)
          ---)*365*100
           c )
             )
           a = net investment income distributed for the period;
           b = number of days in the period;
           c = average net asset value during the period.

Since the Fund's inception was December 31, 2003, distribution rate information is not available as of the date of this Statement of Additional Information.

The Fund may advertise its relative performance as compiled by outside organizations or refer to publications that have mentioned its performance. The Adviser may refer to the following indices in advertisements and other sales literature: Lehman Aggregate Bond Index, Lehman 5-Year Municipal Bond Index, Lehman 5-Year Florida Municipal Bond Index, and Lehman Intermediate Government Bond Index.


MANAGEMENT
--------------------------------------------------------------------------------

The Sit Mutual Funds are a family of 14 no-load mutual funds. This is the Statement of Additional Information for the Sit Florida Tax-Free Income Fund. The other five bond funds and eight equity funds in the Sit Mutual Fund family of funds are described in separate Statements of Additional Information.

The business and affairs of the Trust and the Fund are managed under the direction of the Trust's Board of Trustees. The Board of Trustees has established an Audit Committee. The officers of the Fund manage the day-to-day operation of the Fund.

The Board of Trustees has established an Audit Committee. The Audit Committee is composed entirely of trustees who are not interested persons of the Fund (except in their capacities as trustees) as defined in section 2(a)(19) of the Investment Company Act of 1940. A member of an Audit Committee may not accept any consulting, advisory, or other compensatory fee from the Fund other than in his or her capacity as a member of the Audit Committee, the board of trustees, or any other board committee. The function of the Audit Committees is oversight. The primary responsibilities of the Audit Committee is to oversee the Fund's accounting and financial reporting policies and practices; its internal controls over financial reporting, and the internal controls of the Fund's accounting, transfer agency and custody service providers; to oversee the Fund's financial reporting and the independent audit of the Fund's financial statements; and to oversee, or, as appropriate, assist the full Boards' oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; to act as a liaison between the Fund's independent auditors and the full Boards of Trustees. The members of the Audit Committee include: ______, _______, and ________.

Information pertaining to the trustees and officers of the Fund is set forth below. Except as noted, the business address of each officer and trustee is the same as that of the Adviser - 4600 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota, 55402.


    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------
                                                                                                   NUMBER OF
                                                 TERM OF                                           FUNDS IN FUND  OTHER
    NAME,                        POSITION        OFFICE(1) AND                                     COMPLEX        DIRECTORSHIPS
    ADDRESS AND                  HELD WITH THE   LENGTH OF TIME     PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY    HELD BY
    AGE                          FUND            SERVED             PAST FIVE YEARS                TRUSTEE        TRUSTEE(4)
    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------
    INTERESTED TRUSTEES:
    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------
    Eugene C. Sit (2)            Trustee and     Trustee  since     Chairman, CEO and CIO of Sit        14        None.
    Age: 65                      Chairman        inception.         Investment Associates, Inc.
                                                                    (the "Adviser") and Sit/Kim
                                                                    International Investment
                                                                    Associates, Inc.
                                                                    ("Sit/Kim"); Director of SIA
                                                                    Securities Corp. (the
                                                                    "Distributor"), and Chairman
                                                                    and CEO of Sit Investment
                                                                    Fixed Income Advisors, Inc.
                                                                    ("SF").
    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------
    INDEPENDENT TRUSTEES:
    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------

    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------


    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------
                                                                                                   NUMBER OF
                                                 TERM OF                                           FUNDS IN FUND  OTHER
    NAME,                        POSITION        OFFICE(1) AND                                     COMPLEX        DIRECTORSHIPS
    ADDRESS AND                  HELD WITH THE   LENGTH OF TIME     PRINCIPAL OCCUPATIONS          OVERSEEN BY    HELD BY
    AGE                          FUND            SERVED             DURING PAST FIVE YEARS         TRUSTEE        TRUSTEE(4)
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    OFFICERS:
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    Peter L. Mitchelson          Vice Chairman   Re-Elected by the     Director and President of        N/A             N/A
    Age: 62                                      Board annually;       the Adviser; Director and
                                                 Officer since         Executive Vice President
                                                 inception.            of Sit/Kim; Director of
                                                                       the Distributor; and Vice
                                                                       Chairman of SF. Director
                                                                       of the Sit Funds through
                                                                       4/30/02.
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    Roger J. Sit (3)             Executive       Re-Elected by the     Executive Vice President         N/A             N/A
    Age: 41                      Vice President  Board annually;       - Research and Investment
                                                 Officer since         Management of the
                                                 inception.            Adviser; Director,
                                                                       President, COO, and Deputy
                                                                       CIO of Sit/Kim. Vice
                                                                       President and Senior Equity
                                                                       Research Analyst, Goldman
                                                                       Sachs & Company until 1/98.
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    Michael C. Brilley           Senior Vice     Re-Elected by the     Senior Vice President and        N/A             N/A
    Age 58                       President       Board annually;       Senior Fixed Income
                                                 Officer since         Officer of the Adviser;
                                                 inception.            and President and Chief
                                                                       Fixed Income Officer of
                                                                       SF. Director of the
                                                                       Sit Bond Funds through
                                                                       4/30/02.
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    Debra A. Sit (3)             Vice            Re-Elected by the     Vice President - Bond            N/A             N/A
    Age 43                       President -     Board annually;       Investments of the
                                 Investments     Officer since         Adviser; and Senior Vice
                                                 inception.            President of SF.
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    G. Todd Berkley              Chief           Re-Elected by the     COO of the Funds; Sr.            N/A             N/A
    Age: 42                      Operating       Board annually;       Vice President, US
                                 Officer         Officer since         Bancorp 12/00 to 2/01;
                                                 inception.            Vice President, US Bank
                                                                       5/95 to 12/99.
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    Michael P. Eckert            Vice            Re-Elected by the     Mutual Fund Institutional        N/A             N/A
    Age: 48                      President -     Board annually;       Client Group of Adviser.
                                 Institutional   Officer since
                                 Client Group    inception.
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    Paul J. Jungquist            Vice            Re-Elected by the     Vice President and               N/A             N/A
    Age 42                       President -     Board annually;       Portfolio Manager of SF.
                                 Investments     Officer since
                                                 inception.
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------


    ---------------------------- --------------- ------------------ ------------------------------ -------------- -----------------
                                                                                                   NUMBER OF
                                                 TERM OF                                           FUNDS IN FUND  OTHER
    NAME,                        POSITION        OFFICE(1) AND                                     COMPLEX        DIRECTORSHIPS
    ADDRESS AND                  HELD WITH THE   LENGTH OF TIME     PRINCIPAL OCCUPATIONS          OVERSEEN BY    HELD BY
    AGE                          FUND            SERVED             DURING PAST FIVE YEARS         TRUSTEE        TRUSTEE(4)
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    OFFICERS: (CONTINUED)
    ---------------------------- --------------- --------------------- --------------------------- -------------- -----------------
    Paul E. Rasmussen            Vice            Re-Elected by the    Vice President, Secretary,        N/A             N/A
    Age: 42                      President and   Board annually;      Controller and Chief
                                 Treasurer       Officer since        Compliance Officer of the
                                                 inception.           Adviser; Vice President,
                                                                      Secretary, and Chief
                                                                      Compliance Officer of
                                                                      Sit/Kim and SF;
                                                                      President & Treasurer
                                                                      of the Distributor.
    ---------------------------- --------------- -------------------- ---------------------------- -------------- -----------------
    Michael J. Radmer            Secretary       Re-Elected by the    Partner of the Fund's             N/A             N/A
    50 S. 6th Street                             Board annually;      general counsel, Dorsey &
    Minneapolis, MN 55401                        Officer since        Whitney, LLP
    Age: 58                                      inception.
    ---------------------------- --------------- -------------------- ---------------------------- -------------- -----------------
    Carla J. Rose                Vice            Re-Elected by the    Vice President,                   N/A             N/A
    Age: 37                      President,      Board annually;      Administration & Deputy
                                 Assistant       Officer since        Controller of the Adviser;
                                 Secretary &     inception.           Vice President,
                                 Assistant                            Administration and
                                 Treasurer                            Controller of Sit/Kim;
                                                                      Controller and Treasurer
                                                                      of SF.
    ---------------------------- --------------- -------------------- ---------------------------- -------------- -----------------
    Kelly K. Boston              Assistant       Re-Elected by the    Staff Attorney of the             N/A             N/A
    Age: 35                      Secretary &     Board annually;      Adviser.
                                 Assistant       Officer since
                                 Treasurer       inception.
    ---------------------------- --------------- -------------------- ---------------------------- -------------- -----------------

1) Trustees serve until their death, resignation, removal or the next shareholder meeting at which election of trustees is an agenda item and a successor is duly elected and qualified.
2) Trustees who are deemed to be "interested persons" of the Fund as that term is defined by the Investment Company Act of 1940. Mr. Eugene C. Sit is considered an "interested person" because he is an officer and shareholder of Sit Investment Associates, Inc., the Fund's investment adviser. Mr. Frenzel is deemed to be an interested person because he is a director and shareholder of the Fund's investment adviser.
3)  Roger J. Sit and Debra A. Sit are children of Eugene C. Sit.
4) Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

FUND SHARES OWNED BY TRUSTEES
--------------------------------------------------------------------------------
The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Sit Family of Mutual Funds for which he is a Board member, in each case as of December 31, 2002. Since the Fund's inception was December 31, 2003, there are no amounts to report for the Fund.

    ---------------------- ---------------- -----------------------------------
    NAME OF TRUSTEES                          AGGREGATE DOLLAR RANGE OF EQUITY
                           FLORIDA TAX-FREE       SECURITIES IN THE 14 SIT
                              INCOME FUND              MUTUAL FUNDS(2)
    ---------------------- ---------------- -----------------------------------
    Eugene C. Sit(1)             None                 Over $100,000
    ---------------------- ---------------- -----------------------------------

    ---------------------- ---------------- -----------------------------------

    ---------------------- ---------------- -----------------------------------

    ---------------------- ---------------- -----------------------------------

    ---------------------- ---------------- -----------------------------------

    ---------------------- ---------------- -----------------------------------

1) Trustees who are deemed to be "interested persons" of the Fund as that term is defined by the Investment Company Act of 1940.
2) The Sit Mutual Funds consist of 14 no-load mutual funds; the Florida Tax-Free Income Fund described in this Statement of Additional Information, eight stock funds and five other bond funds described in separate Prospectuses and Statements of Additional Information.

The table below indicates the amount of securities owned beneficially, or of record, by each independent Trustee, and their immediate family members, in (i) an investment advisor or principal underwriter of the Fund and (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund. Information provided is as of December 31, 2002.

    --------------------------- ----------------------------- ------------------------------- -------- --------------- -------------
                                                                                               TITLE
                                     NAME OF OWNERS AND                                         OF        VALUE OF      PERCENT OF
    NAME OF TRUSTEE               RELATIONSHIPS TO TRUSTEE               COMPANY               CLASS     SECURITIES       CLASS
    --------------------------- ----------------------------- ------------------------------- -------- --------------- -------------

    --------------------------- ----------------------------- ------------------------------- -------- --------------- -------------

    --------------------------- ----------------------------- ------------------------------- -------- --------------- -------------

    --------------------------- ----------------------------- ------------------------------- -------- --------------- -------------

    --------------------------- ----------------------------- ------------------------------- -------- --------------- -------------

    --------------------------- ----------------------------- ------------------------------- -------- --------------- -------------

COMPENSATION
-------------------------------------------------------------------
Through December 31, 2002, the Sit Funds as a group (a total of 14 funds) paid each independent Trustee (or Director as the case may be) an annual total fee of $25,000, $2,500 for each meeting attended, and provided reimbursement for travel and other expenses. Each Trustee that is a member of the Funds' Audit Committee is paid $1,000 for each Audit committee meeting attended. Audit Committee meetings are held at least two times a year, following the February and October Board meetings. Mr. Hulse is the Chair of the Audit committee and Mr. Jones and Mr. Phillips are committee members. The following table sets forth the aggregate compensation received by each Trustee from the Fund (which is none since the Fund's inception was on December 31, 2003) and from all fourteen of the Sit Mutual Funds for the fiscal year ended June 30, 2003. Mr. Bruce C. Lueck was elected as a director of the Sit Mutual Funds effective January 1, 2004, and therefore there is no compensation to report in the following table. Pursuant to the Fund's investment management agreement with the Adviser, the Adviser is obligated to pay the Fund's expenses, including fees paid to the Trustees. (See discussion under "Investment Adviser" below.) Trustees who are officers of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table. Since the Fund's inception was December 31, 2003, there are no amounts to report for the Fund.

    --------------------------- -------------------- -------------------- ---------------- ------------------
                                                         PENSION OR
                                                         RETIREMENT          ESTIMATED
                                     AGGREGATE        BENEFITS ACCRUED        ANNUAL             TOTAL
                                 COMPENSATION FROM     AS PART OF FUND     BENEFITS UPON     COMPENSATION
    NAME OF TRUSTEE                  THE FUND             EXPENSES          RETIREMENT     FROM FUND COMPLEX
    --------------------------- -------------------- -------------------- ---------------- ------------------
    John E. Hulse                      None                 None               None             $36,000
    --------------------------- -------------------- -------------------- ---------------- ------------------
    Sidney L. Jones                    None                 None               None             36,000
    --------------------------- -------------------- -------------------- ---------------- ------------------


    --------------------------- -------------------- -------------------- ---------------- ------------------
    Bruce C. Lueck                     None                 None               None              None
    --------------------------- -------------------- -------------------- ---------------- ------------------
    Donald W. Phillips                 None                 None               None             36,000
    --------------------------- -------------------- -------------------- ---------------- ------------------
    William E. Frenzel                 None                 None               None             35,000
    --------------------------- -------------------- -------------------- ---------------- ------------------


CODE OF ETHICS
-------------------------------------------------------------------
The Fund and its investment adviser and principal underwriter have adopted a code of ethics under rule 17j-1 of the Investment Company Act which permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Adviser has served as the investment adviser for the Fund since the inception of the Fund.

INVESTMENT MANAGEMENT AGREEMENTS
-------------------------------------------------------------------
The Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Trustees. Under the Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under the Agreement to report to the Fund's Board of Trustees regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. The Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as Trustees, officers or employees of the Fund if duly elected to such positions by the shareholders or Trustees of the Fund.

The Agreement provides that the Adviser will bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested Trustees), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

The Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund's Board of Trustees or shareholders and by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

COMPENSATION AND ALLOCATION OF EXPENSES
-------------------------------------------------------------------
Under the Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser flat monthly fee, which is equal an annual rate of 0.80% of the average daily net assets of the Fund.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT. At a meeting held October 20, 2003, the Fund's Board of Trustees, including a majority of the members of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund, approved for a one year period the Fund's Investment Management Agreement. In approving the Agreement, the Trustees evaluated the terms of the Agreement and reviewed various factors such as the advisory fees charged the Fund, the Fund's expenses in absolute and comparable terms, the services provided to the Fund and the Fund related expenses borne by the Adviser, the profitability of the Adviser in managing the Fund, the quality of investment advice received, the extent to which "soft dollar" benefits such as research services received by the Adviser as a result of brokerage generated by the Fund benefit the Fund, and other matters. The Trustees also took into account the fact that the Investment Management Agreement is a "unified fee agreement."

DISTRIBUTOR
--------------------------------------------------------------------------------

The Trust on behalf of the Fund has entered into an Underwriting and Distribution Agreement with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities acts as the Fund's principal underwriter. Securities markets the Fund's shares only to certain institutional investors and all other sales of the Fund's shares are made by the Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. The Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund's Trustees approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify the Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Fund. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Fund.

BROKERAGE
--------------------------------------------------------------------------------

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for the Fund. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include an account trading and order management system and analyses and reports concerning investment issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of certain accounts. Some services may require the use of hardware provided by the information provider. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to them in managing the Fund. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research services) in exchange for fund brokerage ("brokerage/services arrangements"). Under a typical brokerage/service arrangement, a broker agrees to pay the Fund's custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of the Fund.

Fund management does not currently anticipate that the Fund will effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Fund or the Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. ("CIS"), and Autranet, Inc. ("AI"), unaffiliated registered broker-dealers. All transactions placed with CIS and LAS are subject to the above criteria. CIS and AI provide the Adviser with a wide variety of economic, performance, and investment research information from (but not limited to) Egan-Jones Rating Company, Fitch Ratings, Moody's Investors Service Inc., Municipal Market Data, Standard & Poor's, Bloomberg, L.P., Institutional Investor, TradWeb Service, Ried, Thurnberg & Co., Inc., and Stone & McCarthy Research Associates.

Investment decisions for the Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Fund or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to the Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable.

PROXY VOTING
--------------------------------------------------------------------------------

The Trust, on behalf of the Fund, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

A Proxy Committee comprised of senior management is responsible for the development and implementation of the Proxy Voting Policy, and oversees and manages the day-to-day operations of the Adviser's Proxy Voting Policies.

Generally, the Adviser exercises proxy voting discretion on proxy proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address issues which are frequently included in proxy proposals. Such issues include, for example, proposals seeking shareholder approval of equity-based compensation plans, changes in corporate control or shareholder rights, poison pills, corporate restructuring, and significant transactions. Proxy proposals which contain novel issues, include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy Committee or it's designates(s). The Proxy Committee or its designee(s) review each non-routine issue and determine the Adviser's vote. The Proxy Committee considers the facts and circumstances of a proposal and retains the flexibility to exercise its discretion and apply the Proxy Guidelines in the best interests of the Fund.

The Adviser has retained an independent third party (the "Service Firm") to provide the Adviser with proxy analysis, vote execution, record keeping, and reporting services.

It is possible, but unlikely, that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Adviser may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies, or the Adviser may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund's best interest and was not the product of the material conflict. To resolve a material conflict of interest, the Proxy Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which requires little discretion of Adviser's personnel; disclose the conflict to the Fund's board of Trustees and obtain their consent prior to voting; or base its vote on the analysis and recommendation of an independent third party.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following persons owned of record or beneficially 5% or more of the Fund's outstanding shares as of November 30, 2003:

                                                                 Record   Beneficially         Record &
   Person                                                        Only             Only     Beneficially
   ------                                                        ----             ----     ------------

       Sit Investment Associates, Inc. (various accounts)                                         100%
       4600 Wells Fargo Center, 90 South Seventh Street
       Minneapolis,  MN  55402


As of November 30, 2003, the officers and Trustees of the Funds, as a group, owned 0.0% of the shares of the Fund.


TAXES
--------------------------------------------------------------------------------

The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, the Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stocks, securities, or currency; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

The Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, the Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.

If the Fund pays any distributions from taxable interest income or from net short-term capital gains, such distributions will be taxable as ordinary income and will not qualify as "qualified dividends" that are currently taxed at the preferential rates for long-term capital gains.

When shares of the Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of the Fund even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of such Fund.

The Fund intends to take all actions required under the Code to ensure that the Fund may pay "exempt-interest dividends." Distributions of net interest income from tax-exempt obligations that are designated by the Fund as exempt-interest dividends are excludable from the gross income of the Fund's shareholders. The Fund's present policy is to designate exempt-interest dividends annually. The Fund will calculate exempt-interest dividends based on the average annual method and the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of income that was tax-exempt during the period covered by the distribution. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax return. Distributions paid from other taxable interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.

For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. The Fund may invest up to 10% of its net assets in securities that generate interest that is treated as an item of tax preference. In addition, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate AMT and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

Because liability for the AMT depends upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in the Fund will be subject to the tax will depend upon each shareholder's individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in the Fund. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

In addition, shareholders who are or may become recipients of Social Security benefits should be aware that exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Future tax legislation could further restrict or eliminate the federal income tax exemption for tax-exempt securities. The Fund cannot predict what additional legislation may be enacted that may affect shareholders. Further, if a tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

If the Fund invests in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If the Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time the Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, the Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. Furthermore, if the Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Because the Fund is required to distribute substantially all of its net investments income (including accrued original issue discount), the Fund investing in either zero coupon bonds or U.S. Treasury inflation protection securities may be required to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or to liquidate securities.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

FLORIDA TAXATION
-------------------------------------------------------------------

Florida does not currently impose an income tax on individuals. Thus individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the Florida Fund. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax. Florida currently imposes an "intangibles tax" on the fair market value of securities and other intangible assets owned by Florida residents. The intangibles tax is imposed at the annual rate of 0.10%. Certain types of tax-exempt securities of Florida issuers, U.S. government securities, and tax-exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. Shares of a mutual fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 are exempt from the tax. If a fund's portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations. The Fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1. The Fund therefore expects that the entire value of all Fund shares will be exempt from the intangibles tax. In order to take advantage of the exemption from the intangibles tax in any year, the Fund may have to sell a sufficient portion of non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31 of the preceding year. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Audited financial statements will be filed by pre-effective amendment

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN; SUB-CUSTODIAN; COUNSEL; ACCOUNTANTS
-------------------------------------------------------------------
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 acts as custodian of the Fund's assets and portfolio securities; Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402, is the

General Counsel for the Fund; and KPMG LLP, 4200 Wells Fargo Center, Minneapolis, Minnesota 55402, acts as the Fund's independent accountants.

LIMITATION OF TRUSTEE LIABILITY
--------------------------------------------------------------------------------

The Trust's Agreement and Declaration of Trust, dated as of October __, 2003 ("Declaration of Trust"), provides that the Trust, out of its assets, shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust, other than those to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, grow negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of the Declaration of Trust.

CAPITALIZATION AND VOTING RIGHTS
--------------------------------------------------------------------------------

The Trust is an open-end management investment company established as a statutory trust under the laws of the state of Delaware. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of a singles series. The Trustees may, however, establish additional series without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The shares of the Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights; that means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of the Fund. The shares of the Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

Under the Declaration of Trust, Fund is not required to hold annual or periodically scheduled meetings of shareholders. The Fund may hold special meetings, however, for matters requiring shareholder approval. The Investment Company Act of 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS
BOND RATINGS
     MOODY'S INVESTORS SERVICE, INC.
     -------------------------------
        Aaa      Judged to be the best quality, carry the smallest degree of investment risk
        Aa       Judged to be of high quality by all standards
        A        Possess many favorable investment attributes and are to be considered as higher medium grade obligations
        Baa      Medium grade obligations. Lack outstanding investment
                 characteristics.
        Ba       Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
        B        Generally lack characteristics of a desirable investment.
                 Assurance of interest and principal payments over any long period of time may be small.
        Caa      May be present elements of danger with respect to principal or interest or may be in default
        Ca       Represent obligations which are speculative in a high degree.
                 Often in default.
        C        Lowest class of bonds and issued regarded as having extremely poor prospects of attaining any real investment standing.
        Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through B. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     STANDARD & POOR'S
     -----------------
        AAA      Highest grade obligations and possess the ultimate degree of protection as to principal and interest
        AA       Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
        A        Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and
                 principal are regarded as safe
        BBB      Considered investment grade with adequate capacity to pay
                 interest and repay principal.
        BB       Judged to be speculative with some inadequacy to meet timely interest and principal payments.
        B        Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely
                 impair capacity or willingness to pay interest and principal.
        CCC      Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
        CC       Applied to debt subordinated to senior debt
        C        Applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating
        Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

     FITCH RATINGS
     -------------
        AAA      Highest credit quality with exceptional ability to pay interest and repay principal
        AA       Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA
        A        Investment grade with high credit quality. Ability to pay
                 interest and repay principal is strong.
        BBB      Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
        BB       Considered speculative. Ability to pay interest and repay
                 principal may be affected over time by adverse economic
                 changes.
        B        Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
        CCC      Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
        CC       Minimally protected bonds. Default in payment of interest
                 and/or principal seems probable over time.
        C        Imminent default in payment of interest or principal
        + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

COMMERCIAL PAPER RATINGS
     MOODY'S
     -------
         Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

     STANDARD & POOR'S
     -----------------
         The rating A-1 is the highest commercial paper rating assigned by Standard & Poor's. The modifier "+" indicates that the security is in the higher end of this rating category.

     FITCH RATINGS
     -------------
         F-1+           Exceptionally strong credit quality
         F-1            Strong credit quality

                                   APPENDIX B
     MUNICIPAL BOND, MUNICIPAL NOTE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MUNICIPAL BOND RATINGS
     STANDARD & POOR'S:
         Rating    Definition
         ------    ----------
         AAA    Highest rating; extremely strong security.
         AA     Very strong security; differs from AAA in only a small degree.
         A      Strong capacity but more susceptible to adverse economic effects than two above categories.
         BBB    Adequate capacity but adverse economic conditions more likely to weaken capacity.
         BB     Judged to be speculative with some inadequacy to meet timely interest and principal payments.
         B      Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
         Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through B. The indicators show relative standing within the major rating categories.

     MOODY'S INVESTORS SERVICES, INC.:
         Rating    Definition
         ------    ----------
         Aaa    Best quality; carry the smallest degree of investment risk.
         Aa     High quality; margins of protection not quite as large as the
                Aaa bonds.
         A      Upper medium grade; security adequate but could be susceptible to impairment.
         Baa    Medium grade; neither highly protected nor poorly secured--lack outstanding investment characteristics and sensitive to changes in economic circumstances.
         Ba     Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
         B      Generally lack characteristics of a desirable investment.
                Assurance of interest and principal payments over any long period of time may be small.
         Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     FITCH RATINGS:
         Rating   Definition
         ------   ----------
         AAA Highest credit quality with exceptional ability to pay interest and repay principal.
         AA Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA.
         A Investment grade with high credit quality. Ability to pay interest and repay principal is strong.
         BBB Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
         BB Considered speculative. Ability to pay interest and repay principal may be affected over time by adverse economic changes.
         B Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
         + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

MUNICIPAL NOTE RATINGS
     STANDARD & POOR'S:
         Rating Definition
         ------ ----------
         SP-1   Very strong or strong capacity to pay principal and interest.
                Those issues determined to possess overwhelming safety
                characteristics will be given a plus (+) designation.
         SP-2   Satisfactory capacity to pay principal and interest.

     MOODY'S INVESTORS SERVICE, INC.:
         Rating* Definition
         ------- ----------
         MIG 1   Best quality.
         MIG 2   High quality.
         MIG 3   Favorable quality.
         MIG 4   Adequate quality.

         * A short-term issue having a demand feature, i.e., payment relying on external liquidity and usually payable upon demand rather than fixed maturity dates, is differentiated by Moody's with the use of the symbols VMIG1 through VMIG4.

TAX-EXEMPT COMMERCIAL PAPER RATINGS
     STANDARD & POOR'S:
         Rating        Definition
         ------        ----------
         A-1+          Highest degree of safety.
         A-1           Very strong degree of safety.

     MOODY'S INVESTORS SERVICE, INC.:
         Rating        Definition
         ------        ----------
         Prime 1(P-1)  Superior capacity for repayment.

                                     PART C
                                OTHER INFORMATION

Item 23.   Exhibits

     (a)     Articles of Incorporation
             -------------------------
             (1) Certificate of Trust - filed herewith.
             (2) Agreement and Declaration of Trust - to be filed by amendment.

     (b)      Bylaws
              ------
              To be filed by amendment.

     (c)      Instruments Defining Rights of Security Holders
              -----------------------------------------------
              Not applicable.

     (d)      Investment Management Agreement
              -------------------------------
              To be filed by amendment.

     (e)      Underwriting and Distribution Agreement
              ---------------------------------------
              To be filed by amendment.

     (f)      Bonus or Profit Sharing Contracts
              ---------------------------------
              Not applicable.

     (g)      Custodian Agreement
              -------------------
              To be filed by amendment.

     (h.1)    Transfer Agency and Services Agreement
              --------------------------------------
              To be filed by amendment.

     (h.2)    Accounting Services Agreement
              -----------------------------
              To be filed by amendment.

     (i)      Opinions and Consents of Dorsey & Whitney
              -----------------------------------------
              To be filed by amendment.

     (j)      Consent of KPMG LLP
              -------------------
              To be filed by amendment.

     (k)      Omitted Financial Statements
              ----------------------------
              Not applicable.

     (l)      Letter of Investment Intent
              ---------------------------
              To be filed by amendment.

     (m)      Rule 12b-1 Plan
              ---------------
              Not applicable.

     (n)      Rule 18f-3 Plan
              ---------------
              Not applicable.

     (o)      Reserved.

     (p)      Codes of Ethics
              ---------------
              To be filed by amendment.

Item 24.      Persons Controlled by or Under Common Control with Registrant
--------      -------------------------------------------------------------

              See the section of the Prospectus entitled "Investment Adviser" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 25.   Indemnification
--------   ---------------

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. Reference is made to the Registrant's Agreement and Declaration of Trust and By-Laws, filed as exhibits to this Registration Statement, which provide for the indemnification of Trustees, officers, employees and other agents of the Trust if, in the case of any such person, he or she acted in good faith and in a manner that he or she reasonably believed to be in the bests interests of the Trust and, in the case of a criminal proceeding, had no reasonable cause to believe that his or her conduct was unlawful. There is no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of such person's office with the Trust.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26.   Business and other Connections of Investment Adviser
--------   ----------------------------------------------------

Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser. Below is a list of the officers and directors of the Adviser their business/employment during the past two years.

                               Business and Employment During Past Two Years;
                               -----------------------------------------------
Name                           Principal Business Address
----                           --------------------------
Eugene C. Sit                  Chairman, CEO, and CIO of the Adviser; Director
                               of SIA Securities Corp. (the "Distributor");
                               Chairman of the Board of Directors of Sit Mutual
                               Funds
Peter L. Mitchelson            President and Senior Investment Officer and
                               Director of the Adviser, Vice Chairman of Sit
                               Mutual Funds
Roger J. Sit                   Executive Vice President - Research & Investment
                               Management and Director of the Adviser

Frederick Adler                Director of the Adviser; Of Counsel, Fulbright &
                               Jaworski, 666 5th Avenue, New York, NY 10103
Norman Bud Grossman            Director of the Adviser; President, Cogel
                               Management; 4670 Wells Fargo Center, Minneapolis
                               MN 55402
William E. Frenzel             Director of the Adviser; Director of Sit Mutual
                               Funds; Senior Visiting Scholar at the Brookings
                               Institution 1775 Massachusetts Avenue N.W.,
                               Washington, D.C.  20036
Michael C. Brilley             Senior Vice President and Senior Fixed Income
                               Officer of the Adviser; Senior Vice President of
                               Sit U.S. Government Securities Fund, Inc., Sit
                               Money Market Fund, Inc., Sit Mutual Funds II,
                               Inc. and Sit Balanced Fund
Debra A. Sit                   Vice President - Bond Investments of the Adviser;
                               Vice President - Investments of Sit U.S.
                               Government Securities Fund, Inc., Sit Money
                               Market Fund, Inc., and Sit Mutual Funds II, Inc.
Ronald D. Sit                  Vice President - Research and Investment
                               Management of the Adviser
Erik S. Anderson               Vice President - Research and Investment
                               Management of the Adviser
Kent L. Johnson                Vice President - Research and Investment
                               Management of the Adviser
Robert W. Sit                  Vice President - Research and Investment
                               Management of the Adviser
Jon A. Loth                    Vice President - Research and Investment
                               Management of the Adviser
Paul E. Rasmussen              Vice  President, Secretary and Controller and
                               Chief Compliance Officer of the Adviser and the
                               Sub-Adviser; Vice President and Treasurer of all
                               Sit Mutual Funds
David A. Brown                 Vice President - Client Relations Marketing of
                               the Adviser
Carla J. Rose                  Vice President - Administration & Deputy
                               Controller of the Adviser
Debra K. Beaudet               Vice President - Staff Operations of the Adviser

Item 27.   Principal Underwriters
--------   ----------------------

The Distributor for the Registrant is SIA Securities Corp., 4600 Wells Fargo Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of the Sit Mutual Funds, including the Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

                               Business and Employment During Past Two Years;
                               ----------------------------------------------
Name                           Principal Business Address
----                           ---------------------------
Eugene C. Sit                  Chairman, CEO and CIO of the Adviser; Chairman,
                               Director of the Distributor; Chairman of the
                               Board of Directors of all Sit Mutual Funds
Peter L. Mitchelson            President and Senior Investment Officer and
                               Director of the Adviser, Vice Chairman of Sit
                               Mutual Funds
Paul E. Rasmussen              Vice President, Secretary, Controller and Chief
                               Compliance Officer for the Adviser; President and
                               Treasurer  of the Distributor; Vice President &
                               Treasurer of all Sit Mutual Funds

Item 28.   Location of Accounts and Records
--------   --------------------------------

The Custodian for the Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for the Registrant is PFPC, Inc., 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Wells Fargo Center, Minneapolis, MN 55402.

Item 29.   Management Services
--------   -------------------

              Not applicable.

Item 30.   Undertakings
--------   ------------
              Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 15th day of October 2003.
                                 SIT MUTUAL FUNDS TRUST.
                                 (Registrant)

                                 By        /s/ Eugene C. Sit
                                    ---------------------------------------
                                 Eugene C. Sit, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title
-------------------


/s/ Eugene C. Sit                                       Dated:  October 15, 2003
----------------------------------------------------
Eugene C. Sit, Trustee
(Principal Executive Officer and Trustee)


/s/Paul E. Rasmussen                                    Dated:  October 15, 2003
----------------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.  NAME OF EXHIBIT                                     PAGE NO.
-----------  ---------------                                     --------
a. 1.        Certificate of Trust - Sit Mutual Funds Trust          C-6